LEASES Schedule of Supplemental Balance Sheet (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Operating Leases
Operating lease right-of-use assets	$ 14,348	$ 20,068
Accounts payable and accrued liabilities	2,132	7,376
Operating lease liabilities	15,033	17,054
Total operating lease liabilities	$ 17,165	$ 24,430
Weighted Average Remaining Lease Term
Operating leases	7 years 1 month 6 days	6 years 10 months 24 days
Weighted Average Discount Rate
Operating leases (in percent)	2.60%	2.60%